Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 6,627	$ 6,348
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 23	$ 22